SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Employee [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of options
Outstanding at January 1, 2019	2,883,410
Granted	1,112,500
Exercised	(676,930)
Forfeited	(150,000)
Outstanding at December 31, 2019	3,168,980	2,883,410
Exercisable at December 31, 2019	1,094,772
Weighted-average exercise price
Outstanding at January 1, 2019	$ 5.6
Granted	9.3
Exercised	5.1
Forfeited	7.3
Outstanding at December 31, 2019	6.9	$ 5.6
Exercisable at December 31, 2019	$ 4.6
Weighted-average remaining contractual term
Outstanding at December 31	3 years 9 months 18 days	3 years 8 months 12 days
Exercisable at December 31, 2019	2 years 3 months 19 days
Aggregate intrinsic value
Outstanding at January 1, 2019	$ 9,087
Outstanding at December 31, 2019	4,795	$ 9,087
Exercisable at December 31, 2019	$ 3,590